UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 91.5%
Financial Institutions - 41.1%
Banking - 24.1%
ABN AMRO Bank NV
Series E
6.25%, 9/13/22 (a)	$255	$276,037
Bank of America Corp.
4.10%, 7/24/23	425	428,793
5.00%, 5/13/21	235	257,199
5.70%, 1/24/22	140	159,526
5.875%, 2/07/42	110	124,891
Series 1
3.75%, 7/12/16	175	185,639
Bank of New York Mellon Corp. (The)
Series D
4.50%, 6/20/23	180	162,450
Bank One Michigan
8.25%, 11/01/24	440	575,912
Barclays Bank PLC
5.14%, 10/14/20	225	242,563
BB&T Corp.
3.95%, 4/29/16	85	90,524
5.25%, 11/01/19	275	311,778
BPCE SA
5.15%, 7/21/24 (a)	200	196,578
Capital One Bank USA NA
3.375%, 2/15/23	550	524,332
Citigroup, Inc.
3.50%, 5/15/23	350	323,530
6.625%, 1/15/28	405	479,688
Countrywide Financial Corp.
6.25%, 5/15/16	253	279,626
Fifth Third Bancorp
3.50%, 3/15/22	31	30,987
5.45%, 1/15/17	105	116,164
Goldman Sachs Capital I
6.345%, 2/15/34	115	117,505
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	130,974
5.75%, 1/24/22	435	491,388
6.125%, 2/15/33	2	2,294
Series D
6.00%, 6/15/20	320	368,865
Series G
7.50%, 2/15/19	75	91,477
JPMorgan Chase & Co.
4.95%, 3/25/20	220	245,625
Morgan Stanley
5.625%, 9/23/19	280	319,903
Series G
5.50%, 7/24/20	700	788,323
6.625%, 4/01/18	100	117,058
People’s United Financial, Inc.
3.65%, 12/06/22	175	169,764
PNC Bank NA
4.875%, 9/21/17	650	722,047
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)	100	104,500

	Principal Amount (000)	U.S. $ Value
Regions Financial Corp.
2.00%, 5/15/18	$300	$293,384
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	340	397,630
Santander Holdings USA, Inc./PA
3.45%, 8/27/18	130	134,798
State Street Corp.
4.956%, 3/15/18	240	262,723
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	171,579
UBS AG/Stamford CT
7.50%, 7/15/25	100	125,620
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	107,084
Wachovia Bank NA
5.85%, 2/01/37	800	942,983
Zions Bancorporation
4.50%, 6/13/23	175	174,650

		11,046,391

Finance - 2.1%
GE Capital Trust I
6.375%, 11/15/67	345	377,775
General Electric Capital Corp.
5.625%, 9/15/17	200	228,282
5.875%, 1/14/38	140	161,407
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	175,525

		942,989

Insurance - 8.1%
American International Group, Inc.
6.40%, 12/15/20	285	339,093
8.175%, 5/15/58	65	80,763
Assurant, Inc.
2.50%, 3/15/18	105	104,281
5.625%, 2/15/14	70	70,094
Chubb Corp. (The)
5.75%, 5/15/18	190	220,025
CIGNA Corp.
4.00%, 2/15/22	175	181,451
7.875%, 5/15/27	65	83,588
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	42	56,520
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	190	211,066
5.50%, 3/30/20	100	114,268
6.10%, 10/01/41	45	53,020
Lincoln National Corp.
4.85%, 6/24/21	100	109,358
8.75%, 7/01/19	82	106,378
Markel Corp.
7.125%, 9/30/19	59	70,930
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	172,875

	Principal Amount (000)	U.S. $ Value
Metropolitan Life Global Funding I
1.50%, 1/10/18 (a)	$250	$245,607
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	131,084
Principal Financial Group, Inc.
1.85%, 11/15/17	170	169,196
Progressive Corp. (The)
6.70%, 6/15/37	62	67,115
Prudential Financial, Inc.
3.00%, 5/12/16	225	235,539
4.50%, 11/15/20	39	42,621
5.625%, 6/15/43	200	200,040
Series B
5.75%, 7/15/33	135	150,652
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	110,573
UnitedHealth Group, Inc.
3.375%, 11/15/21	170	171,910
WellPoint, Inc.
7.00%, 2/15/19	105	126,330
XLIT Ltd.
6.25%, 5/15/27	75	86,655

		3,711,032

REITS - 6.8%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	95,190
Boston Properties LP
3.125%, 9/01/23	200	186,407
BRE Properties, Inc.
3.375%, 1/15/23	225	210,063
DDR Corp.
9.625%, 3/15/16	105	122,469
Digital Realty Trust LP
3.625%, 10/01/22	190	173,499
Duke Realty LP
6.75%, 3/15/20	55	64,010
Essex Portfolio LP
3.25%, 5/01/23	56	52,221
HCP, Inc.
6.70%, 1/30/18	160	187,422
Health Care REIT, Inc.
2.25%, 3/15/18	107	107,432
5.25%, 1/15/22	140	152,147
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	132,691
Hospitality Properties Trust
5.00%, 8/15/22	210	217,496
Kimco Realty Corp.
6.875%, 10/01/19	70	83,983
Realty Income Corp.
5.75%, 1/15/21	210	236,576
Simon Property Group LP
2.20%, 2/01/19	115	114,963
Trust F/1401
5.25%, 12/15/24 (a)	230	228,275

	Principal Amount (000)	U.S. $ Value
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	$216	$215,695
4.25%, 3/01/22	129	132,232
Vornado Realty LP
5.00%, 1/15/22	215	228,966
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	149,581

		3,091,318

		18,791,730

Industrial - 40.9%
Basic - 4.6%
Alpek SA de CV
4.50%, 11/20/22 (a)	200	189,000
Barrick Gold Corp.
4.10%, 5/01/23	215	198,468
CF Industries, Inc.
3.45%, 6/01/23	30	27,913
7.125%, 5/01/20	50	59,500
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	69	69,156
Georgia-Pacific LLC
7.25%, 6/01/28	240	301,355
International Paper Co.
4.75%, 2/15/22	175	188,113
7.95%, 6/15/18	50	61,688
9.375%, 5/15/19	81	106,877
Mosaic Co. (The)
4.25%, 11/15/23	120	120,129
Newmont Mining Corp.
3.50%, 3/15/22	54	47,442
Plains Exploration & Production Co.
6.50%, 11/15/20	275	301,469
Rio Tinto Finance USA Ltd.
4.125%, 5/20/21	95	100,128
Teck Resources Ltd.
4.50%, 1/15/21	100	103,377
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (a)	240	230,407

		2,105,022

Capital Goods - 2.2%
Boeing Co. (The)
5.875%, 2/15/40	140	173,467
Caterpillar Financial Services Corp.
Series G
2.05%, 8/01/16	185	190,643
Embraer SA
5.15%, 6/15/22	200	200,500
Owens Corning
9.00%, 6/15/19	210	261,384
United Technologies Corp.
1.80%, 6/01/17	180	183,800

		1,009,794

	Principal Amount (000)	U.S. $ Value
Communications - Media - 3.7%
21st Century Fox America, Inc.
3.00%, 9/15/22	$110	$105,339
7.43%, 10/01/26	55	68,502
8.875%, 4/26/23	125	163,513
CBS Corp.
3.375%, 3/01/22	23	22,473
5.75%, 4/15/20	169	192,558
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	154,181
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	151,738
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	255	248,971
Discovery Communications LLC
4.875%, 4/01/43	84	80,722
Omnicom Group, Inc.
6.25%, 7/15/19	165	193,861
TCI Communications, Inc.
7.875%, 2/15/26	150	198,348
Time Warner Cable, Inc.
4.50%, 9/15/42	65	49,755
5.50%, 9/01/41	25	21,073
5.875%, 11/15/40	30	26,350
6.55%, 5/01/37	39	37,451

		1,714,835

Communications - Telecommunications – 7.2%
America Movil SAB de CV
5.00%, 3/30/20	130	141,480
American Tower Corp.
3.40%, 2/15/19	40	41,333
4.50%, 1/15/18	40	43,557
7.25%, 5/15/19	150	181,410
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	145,246
AT&T, Inc.
3.00%, 2/15/22	420	398,734
3.875%, 8/15/21	230	236,188
BellSouth Corp.
6.55%, 6/15/34	145	162,086
British Telecommunications PLC
9.625%, 12/15/30 (b)	175	265,031
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	55	70,381
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	185,753
Telefonica Emisiones SAU
5.462%, 2/16/21	345	373,757
Verizon Communications, Inc.
3.50%, 11/01/21	275	276,926
5.15%, 9/15/23	397	431,605
6.55%, 9/15/43	104	124,835

	Principal Amount (000)	U.S. $ Value
Verizon New York, Inc.
Series B
7.375%, 4/01/32	$170	$198,235

		3,276,557

Consumer Cyclical - Automotive - 2.5%
Ford Motor Co.
6.50%, 8/01/18	225	262,609
Ford Motor Credit Co. LLC
5.875%, 8/02/21	575	655,541
Johnson Controls, Inc.
5.50%, 1/15/16	105	113,814
TRW Automotive, Inc.
4.45%, 12/01/23 (a)	120	116,400

		1,148,364

Consumer Cyclical - Entertainment - 1.4%
Time Warner, Inc.
3.40%, 6/15/22	210	208,396
4.70%, 1/15/21	60	65,230
6.25%, 3/29/41	130	149,432
Viacom, Inc.
4.25%, 9/01/23	120	122,731
6.25%, 4/30/16	75	83,431

		629,220

Consumer Cyclical - Other - 1.2%
Carnival Corp.
1.875%, 12/15/17	180	180,230
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	91	87,092
Marriott International, Inc./DE
3.00%, 3/01/19	151	154,504
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	116,413

		538,239

Consumer Cyclical - Restaurants - 0.1%
Yum! Brands, Inc.
3.875%, 11/01/20	60	62,263

Consumer Cyclical - Retailers - 2.2%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	117,098
CVS Caremark Corp.
5.75%, 5/15/41	150	169,943
Dollar General Corp.
3.25%, 4/15/23	105	97,029
Gap, Inc. (The)
5.95%, 4/12/21	100	111,831
Home Depot, Inc. (The)
5.40%, 9/15/40	130	145,344
5.875%, 12/16/36	30	35,879
Kohl’s Corp.
6.25%, 12/15/17	85	97,809

	Principal Amount (000)	U.S. $ Value
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	$250	$254,829

		1,029,762

Consumer Non-Cyclical - 4.4%
AbbVie, Inc.
1.75%, 11/06/17	63	63,296
Actavis, Inc.
1.875%, 10/01/17	130	129,701
Altria Group, Inc.
4.75%, 5/05/21	370	403,932
9.25%, 8/06/19	15	19,942
9.70%, 11/10/18	18	23,989
Amgen, Inc.
5.15%, 11/15/41	120	123,305
Bristol-Myers Squibb Co.
5.45%, 5/01/18	20	23,057
5.875%, 11/15/36	52	62,587
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	200	200,426
Kroger Co. (The)
3.40%, 4/15/22	35	34,541
3.85%, 8/01/23	50	50,016
McKesson Corp.
7.50%, 2/15/19	105	129,175
Mylan, Inc./PA
2.55%, 3/28/19	120	120,250
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	66,224
Reynolds American, Inc.
3.25%, 11/01/22	61	57,497
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	135	134,220
Tyson Foods, Inc.
4.50%, 6/15/22	110	114,662
Whirlpool Corp.
3.70%, 3/01/23	120	118,487
Wyeth LLC
6.00%, 2/15/36	100	120,918

		1,996,225

Energy – 6.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	230	256,550
6.375%, 9/15/17	265	304,388
6.45%, 9/15/36	80	93,507
Apache Corp.
4.25%, 1/15/44	215	197,781
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	218,745
Hess Corp.
5.60%, 2/15/41	40	42,890
7.875%, 10/01/29	144	190,143
Lukoil International Finance BV
6.356%, 6/07/17 (a)	100	110,775

	Principal Amount (000)	U.S. $ Value
Nabors Industries, Inc.
2.35%, 9/15/16(a)	$170	$173,432
5.10%, 9/15/23(a)	195	198,163
Noble Holding International Ltd.
4.90%, 8/01/20	90	97,221
Phillips 66
4.30%, 4/01/22	54	56,277
Talisman Energy, Inc.
3.75%, 2/01/21	64	63,280
7.75%, 6/01/19	96	116,237
Transocean, Inc.
3.80%, 10/15/22	90	84,971
6.375%, 12/15/21	195	217,389
Valero Energy Corp.
6.125%, 2/01/20	70	81,548
6.625%, 6/15/37	67	78,668
7.50%, 4/15/32	46	57,443
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	205	208,066
5.125%, 9/15/20	85	92,112
9.625%, 3/01/19	45	58,420

		2,998,006

Other Industrial - 0.4%
Fresnillo PLC
5.50%, 11/13/23 (a)	200	193,960
Technology - 2.2%
Altera Corp.
2.50%, 11/15/18	120	121,150
Hewlett-Packard Co.
2.75%, 1/14/19	100	100,706
4.30%, 6/01/21	80	81,681
4.65%, 12/09/21	29	30,265
Motorola Solutions, Inc.
3.75%, 5/15/22	220	218,201
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	120	120,545
Total System Services, Inc.
2.375%, 6/01/18	105	104,521
Xerox Corp.
5.625%, 12/15/19	100	112,710
6.40%, 3/15/16	100	110,585

		1,000,364

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.75%, 12/15/16	130	145,766

Transportation - Railroads - 1.0%
CSX Corp.
4.40%, 3/01/43	180	168,395
Norfolk Southern Corp.
3.25%, 12/01/21	230	229,745
Union Pacific Corp.
4.00%, 2/01/21	40	42,516

		440,656

	Principal Amount (000)	U.S. $ Value
Transportation - Services - 1.0%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	$39	$41,820
FedEx Corp.
8.00%, 1/15/19	40	50,412
Penske Truck Leasing Co. LP/PTL
Finance Corp.
3.75%, 5/11/17 (a)	120	126,761
Ryder System, Inc.
2.50%, 3/01/18	185	187,912
5.85%, 11/01/16	28	31,009

		437,914

		18,726,947

Utility - 8.5%
Electric - 3.4%
CMS Energy Corp.
6.25%, 2/01/20	165	193,341
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	110,553
Series 07-A
6.30%, 8/15/37	30	37,920
Enersis SA/Cayman Island
7.40%, 12/01/16	70	79,988
Exelon Corp.
4.90%, 6/15/15	220	231,630
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	125	136,636
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	121,050
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	150	176,825
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	48,649
PacifiCorp
6.00%, 1/15/39	70	85,954
Potomac Electric Power Co.
6.50%, 11/15/37	65	84,149
PPL Capital Funding, Inc.
3.50%, 12/01/22	109	106,040
PPL Energy Supply LLC
4.60%, 12/15/21	50	49,621
System Energy Resources, Inc.
4.10%, 4/01/23	97	98,435

		1,560,791

Natural Gas - 5.1%
AGL Capital Corp.
5.25%, 8/15/19	105	119,086
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	15	16,554
DCP Midstream LLC
9.75%, 3/15/19 (a)	90	114,481
Enbridge Energy Partners LP
4.20%, 9/15/21	100	103,048

	Principal Amount (000)	U.S. $ Value
Energy Transfer Partners LP
4.15%, 10/01/20	$75	$77,076
4.65%, 6/01/21	70	73,196
5.20%, 2/01/22	170	182,001
Enterprise Products Operating LLC
5.25%, 1/31/20	200	226,518
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	175	174,168
7.40%, 3/15/31	145	172,338
Nisource Finance Corp.
6.80%, 1/15/19	100	119,436
ONEOK Partners LP
3.375%, 10/01/22	240	230,541
Spectra Energy Capital LLC
8.00%, 10/01/19	70	85,003
Spectra Energy Partners LP
2.95%, 9/25/18	77	79,197
4.60%, 6/15/21	75	79,382
Williams Partners LP
5.25%, 3/15/20	300	332,710
Williams Partners LP/Williams Partners
Finance Corp.
7.25%, 2/01/17	115	133,449

		2,318,184

		3,878,975

Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	295	261,862
Ecopetrol SA
5.875%, 9/18/23	77	80,080
Petrobras International Finance Co.
5.375%, 1/27/21	130	128,359

		470,301

Total Corporates - Investment Grades (cost $41,298,262)		41,867,953

GOVERNMENTS - TREASURIES - 3.7%
United States - 3.7%
U.S. Treasury Bonds
3.125%, 2/15/42	660	603,488
3.625%, 8/15/43	150	150,024
4.50%, 2/15/36	605	704,636
4.625%, 2/15/40	195	231,684

Total Governments - Treasuries (cost $1,646,364)		1,689,832

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Mexico - 0.9%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	185,500
Pemex Project Funding Master Trust
6.625%, 6/15/35	70	73,030

	Principal Amount (000)	U.S. $ Value
Petroleos Mexicanos
3.50%, 7/18/18	$160	$163,600

Total Quasi-Sovereigns (cost $446,879)		422,130

	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.9%
Banking - 0.5%
US Bancorp/MN
6.00%	9,000	248,040

Insurance - 0.4%
Allstate Corp. (The)
5.10%	6,950	169,580

Total Preferred Stocks (cost $428,176)		417,620

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Poland - 0.9%
Poland Government International Bond 4.00%, 1/22/24 (cost $406,704)	$410	401,800

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
South Carolina State Public Service Authority Series 2013A 5.75%, 12/01/43 (cost $133,193)	125	138,018

CORPORATES - NON-INVESTMENT GRADES - 0.3%
Industrial - 0.2%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	91,000

Financial Institutions - 0.1%
Finance - 0.1%
SLM Corp.
4.875%, 6/17/19	46	45,535

Total Corporates - Non-Investment Grades (cost $126,094)		136,535

SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 2/03/14 (cost $382,989)	383	382,989

U.S. $ Value
Total Investments - 99.3% (cost $44,868,661)(c)	$45,456,877
Other assets less liabilities - 0.7%	325,593

Net Assets - 100.0%	$45,782,470

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	770	11/29/23	2.793%	3 Month LIBOR	$(4,885)
Morgan Stanley & Co., LLC/(CME Group)	510	1/28/24	2.861%	3 Month LIBOR	(3,158)
Morgan Stanley & Co., LLC/(CME Group)	250	1/29/24	2.880%	3 Month LIBOR	(1,980)

					$(10,023)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$470	6/10/23	2.264%	3 Month LIBOR	$16,250
Deutsche Bank AG London	600	6/10/43	3 Month LIBOR	3.191%	(44,852)
JPMorgan Chase Bank, NA	520	6/10/23	2.293%	3 Month LIBOR	16,656
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	(21,261)

					$(33,207)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $4,271,442 or 9.3% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2014.
(c)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,172,465 and gross unrealized depreciation of investments was $(584,249), resulting in net unrealized appreciation of $588,216.

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$41,867,953		$	– 0	–	$41,867,953
Governments - Treasuries		– 0	–	1,689,832			– 0	–	1,689,832
Quasi-Sovereigns		– 0	–	422,130			– 0	–	422,130
Preferred Stocks		417,620		– 0	–		– 0	–	417,620
Governments - Sovereign Bonds		– 0	–	401,800			– 0	–	401,800
Local Governments - Municipal Bonds		– 0	–	138,018			– 0	–	138,018
Corporates - Non-Investment Grades		– 0	–	136,535			– 0	–	136,535
Short-Term Investments		– 0	–	382,989			– 0	–	382,989
Total Investments in Securities		417,620		45,039,257			– 0	–	45,456,877

Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	32,906			– 0	–	32,906
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(10,023)			– 0	–	(10,023)
Interest Rate Swaps		– 0	–	(66,113)			– 0	–	(66,113)

Total^		$417,620		$44,996,027		$	– 0	–	$45,413,647

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Shares

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 95.6%
Alabama - 3.3%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
7.00%, 2/01/36	$400	$419,476
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
6.00%, 10/01/42	4,800	4,715,760
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.00%, 1/01/24	2,000	1,961,680
Pell City AL Spl Care Fac Fin Auth (Noland Health Services)
5.00%, 12/01/31	3,000	3,070,560
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	206,092

		10,373,568

Alaska - 0.0%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	100	107,731

Arizona - 1.1%
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	200	183,406
5.20%, 10/01/37	350	285,603
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	139,611
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	100	114,906
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	100	111,603
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	2,735	2,765,304

		3,600,433

California - 8.1%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	100	105,431

Bay Area Toll Auth CA
Series 2013S
5.00%, 4/01/27	1,000	1,116,590
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	100	101,467

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	$85	$93,334
California Mun Fin Auth (Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,043,930
California Mun Fin Auth (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,025	830,926
California Mun Fin Auth (Rocketship Educ Obl Grp)
7.00%, 6/01/34 (a)	1,200	1,200,708
7.25%, 6/01/43 (a)	2,075	2,076,183
California Mun Fin Auth (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	765	720,967
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45 (b)	8,650	7,559,754
California St Sch Fin Auth Edu (Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	750	771,780
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	530	515,584
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37 (b)	100	96,511
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	100	110,492
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	155,191
California Statewide CDA (The Terraces at San Joaquin Gardens)
6.00%, 10/01/47	250	235,898
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (b)	100	73,897
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47	5,510	3,971,057
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (c)	1,000	1,105,790
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	100	111,823
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/31	1,000	1,004,110

	Principal Amount (000)	U.S. $ Value
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	$100	$100,278
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36-12/01/43	1,685	1,207,358
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	510	363,395
Univ of California CA Revenues
5.00%, 5/15/33 (c)	1,000	1,095,490

		25,767,944

Colorado - 3.7%
Colorado Hlth Fac Auth (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,023,354
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	2,910	2,760,979
E-470 Pub Hwy Auth CO
Series 2010C
5.375%, 9/01/26	1,000	1,064,480
Park Creek Met Dist CO
5.50%, 12/01/37	200	207,320
Plaza Met District #1 CO
5.00%, 12/01/40	1,500	1,417,410
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	200	206,890

		11,680,433

Connecticut - 2.1%
Connecticut GO
Series 2013E
5.00%, 8/15/31 (c)	1,000	1,102,730
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/31	5,000	5,493,150

		6,595,880

Delaware - 0.4%
Delaware EDA (Newark Charter School)
5.00%, 9/01/42	1,310	1,254,286

District of Columbia - 0.5%
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	100	102,570
District of Columbia (Friendship Pub Charter Sch)
5.00%, 6/01/42	1,420	1,257,424
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	100	109,892

		1,469,886

	Principal Amount (000)	U.S. $ Value
Florida - 9.7%
Alachua Cnty FL Hlth Fac Auth (Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/46	$435	$491,915
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	100	107,823
Atlantic Beach FL Hlth Care Fac (Fleet Landing Proj)
Series 2013A
5.00%, 11/15/37	1,750	1,661,223
Capital Trust Agy FL (Million Air One)
7.75%, 1/01/41	520	552,692
Citizens Ppty Ins Corp. FL
Series 2012A
5.00%, 6/01/22	6,725	7,634,556
Collier Cnty FL IDA (Arlington of Naples)
Series 2014A
8.125%, 5/15/44 (b)	2,000	2,015,520
Davie FL Ed Fac (Nova Southeastern Univ)
Series 2013A
5.625%, 4/01/43	3,765	3,825,240
Lakeland FL Ed Fac (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,240,595
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32	600	615,198
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	1,150	1,019,096
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.00%, 11/15/29	2,885	2,892,905
6.75%, 11/15/21	155	161,017
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	300	331,428
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
Zero Coupon, 6/01/16 (b)	450	450,000
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	100	101,697
Reedy Creek FL ID GO
Series 2013A
5.00%, 6/01/24	3,000	3,437,370
Tampa FL Solid Wst Sys
5.00%, 10/01/21	3,000	3,291,330

		30,829,605

	Principal Amount (000)	U.S. $ Value
Georgia - 0.5%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2012A
5.00%, 1/01/31	$1,390	$1,484,339
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	200	201,008

		1,685,347

Idaho - 0.7%
Idaho Hlth Fac Auth (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	2,050	2,031,140
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	221,486

		2,252,626

Illinois - 6.8%
Chicago IL Brd of Ed GO
Series 2012A
5.00%, 12/01/42	4,300	4,153,284
Chicago IL HFA MFHR (Goldblatts Supportive Living Project)
6.375%, 12/01/52 (d)	1,050	896,217
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/18	1,170	1,295,167
Illinois Finance Auth (Ascension Health)
Series 2012A
5.00%, 11/15/42	3,600	3,662,388
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,000	2,979,000
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	100	100,358
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	405,076
Illinois Finance Auth (Lutheran Senior Svcs)
5.75%, 5/15/46	2,010	1,871,029
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	45	40,606

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (The Landing at Plymouth Place)
6.00%, 5/15/43	$3,500	$3,039,120
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	111,353
Illinois GO
5.50%, 7/01/27	2,815	3,110,631

		21,664,229

Indiana - 2.4%
Illinois Finance Auth (East End Crossing Proj)
5.00%, 7/01/40	2,400	2,275,320
Illinois Finance Auth (Kings Daughters Hospital)
5.125%, 8/15/27	1,000	982,290
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40-8/15/45	1,395	1,280,388
Indiana St Fin Auth (East End Crossing Proj)
5.00%, 7/01/44-7/01/48	3,500	3,261,370

		7,799,368

Iowa - 0.7%
Iowa Finance Auth (Alcoa, Inc.)
4.75%, 8/01/42	725	624,892
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	2,210	1,725,855

		2,350,747

Kentucky - 0.4%
Kentucky Econ Dev Fin Auth (Masonic Homes of Kentucky)
5.50%, 11/15/45	1,000	921,350
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	200	211,154
6.375%, 6/01/40	100	105,045

		1,237,549

Louisiana - 1.8%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	940	960,201
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	422,148
Louisiana Pub Fac Auth (German Pellets LA LLC)
10.50%, 7/01/39	2,750	2,787,510
Port New Orleans LA Brd of Com
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,552,199

		5,722,058

	Principal Amount (000)	U.S. $ Value
Maine - 0.6%
Maine Hlth & Hgr Ed Fac Auth (Eastern Maine Med Ctr)
5.00%, 7/01/43	$2,000	$1,902,440
Massachusetts - 1.6%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	735,218
Massachusetts Dev Fin Agy (North Hill Communities)
Series 2013B
4.50%, 11/15/18	4,500	4,524,705
		5,259,923
Michigan - 3.4%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	120	122,509
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	1,000	920,790
5.25%, 7/01/39	1,515	1,395,436
Detroit MI Wtr Supply Sys
Series 2011C
5.00%, 7/01/41	1,060	937,644
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32-11/15/46	300	301,200
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (b)	2,450	2,366,872
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	2,000	1,821,760
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	3,740	2,885,298
		10,751,509
Missouri - 0.0%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	100	100,607

Nebraska - 0.7%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc. (The))
5.00%, 9/01/32-9/01/42	2,075	2,091,071

	Principal Amount (000)	U.S. $ Value
Nevada - 0.0%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	$130	$130,264
New Hampshire - 0.9%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	2,940	2,824,517
New Jersey - 4.2%
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	2,490	2,422,646
7.00%, 11/15/30	220	220,046
New Jersey EDA (Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	683,925
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	102,472
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	3,837,145
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41	8,445	6,213,493
		13,479,727
New Mexico - 0.3%
New Mexico Hosp Equip Loan Coun (Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	1,060	855,600
New York - 11.8%
Liberty NY Dev Corp. (Goldman Sachs Group, Inc. (The))
5.25%, 10/01/35	1,325	1,413,921
Metropolitan Trnsp Auth NY
Series 2013B
5.00%, 11/15/27	5,125	5,645,085
Series 2013E
5.00%, 11/15/32	4,425	4,698,908
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	190	206,017
Monroe Cnty NY IDC (Rochester General Hospital)
Series 2013A
5.00%, 12/01/42	3,400	3,440,902

	Principal Amount (000)	U.S. $ Value
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27 (d)	$100	$54,970
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/37	300	300,804
New York NY
5.00%, 10/01/28 (c)	500	550,855
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	109,880
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	100	99,840
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,082,020
Newburgh NY GO
Series 2012A
5.625%, 6/15/34	245	248,486
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	660	597,524
Orange Cnty NY Funding Corp. (The Hamlet at Wallkill)
6.50%, 1/01/46	1,125	1,004,040
Port Authority of NY & NJ
5.00%, 10/01/34	3,900	4,058,691
Series 20131
5.00%, 12/01/33	5,000	5,257,250
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/28 (c)	700	777,609
Triborough NY Bridge Tunnel A
5.00%, 11/15/29 (c)	1,250	1,379,650
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
5.25%, 9/15/16	50	42,561
6.00%, 9/15/27-9/15/37	2,225	1,771,259
Westchester Cnty NY Local Dev Corp. (Kendal on Hudson)
5.00%, 1/01/34	3,840	3,842,534

		37,582,806

North Carolina - 0.1%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	275	275,487
6.125%, 10/01/35	100	95,908

		371,395

Ohio - 3.6%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	5,455	4,319,269

	Principal
	Amount
	(000)	U.S. $ Value
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	$1,115	$1,116,806
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	2,300	1,924,088
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,030	943,223
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/44	2,500	1,969,325
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.25%, 12/01/36	1,000	972,670
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	300	281,652

		11,527,033

Oklahoma - 0.4%
Tulsa OK Mun Aprt Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,300	1,227,460

Pennsylvania - 5.7%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	230	216,676
Bensalem Twp PA SD GO
5.00%, 6/01/29	8,570	9,600,028
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
5.25%, 1/01/41	750	662,603
6.125%, 1/01/45	180	187,065
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	224,432
Norristown PA Area SD COP
5.00%, 4/01/32	100	99,993
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	265	254,837
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	1,620	1,603,087
Pennsylvania Turnpike Comm
Series 2013A
5.00%, 12/01/43	4,000	4,056,720
Philadelphia PA GO
Series 2013A
5.00%, 7/15/21	1,200	1,397,304

		18,302,745

	Principal
	Amount
	(000)	U.S. $ Value
Puerto Rico - 1.9%
Puerto Rico Elec Pwr Auth
Series 2010X
5.25%, 7/01/40	$525	$298,820
Series 2012A
5.05%, 7/01/42	1,200	685,440
Series 2013A
7.00%, 7/01/43	1,370	995,880
Puerto Rico GO
Series 2009C
6.00%, 7/01/39	1,000	722,920
Series 2012A
5.00%, 7/01/41	2,095	1,366,024
5.50%, 7/01/39	1,630	1,121,456
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	335	224,132
Puerto Rico Pub Fin Corp.
Series 2011B
6.00%, 8/01/26	100	72,525
Puerto Rico Sales Tax Fin Corp.
Series 2010C
5.00%, 8/01/35	1,000	689,070

		6,176,267

Rhode Island - 0.1%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	150	169,624

South Carolina - 0.7%
South Carolina Jobs EDA (Lutheran Homes of South Carolina)
5.00%, 5/01/43	1,000	865,290
5.125%, 5/01/48	1,000	869,450
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32 (c)	400	416,988

		2,151,728

Tennessee - 1.1%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.00%, 8/15/42	2,790	2,735,930
Shelby Cnty TN Hlth ED & Hsg Fac Brd (The Village of Germantown)
5.375%, 12/01/47	800	715,216

		3,451,146

Texas - 6.5%
Central TX Regl Mobility Auth
5.00%, 1/01/42	3,500	3,123,785
6.00%, 1/01/41	120	126,284

	Principal
	Amount
	(000)	U.S. $ Value
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.00%, 8/15/42	$530	$494,220
6.00%, 8/15/43	1,000	1,036,680
Dallas Fort Worth TX Intl Arpt
Series 2012E
5.00%, 11/01/35	1,500	1,513,545
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	1,045	917,395
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (c)	400	446,584
North Texas Ed Fin Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	267,607
Red River TX Hlth Facs Dev Corp. (Wichita Falls Retirement Fndtn)
5.50%, 1/01/32	1,040	999,877
Sanger TX Indl Dev (German Pellets TX LLC)
Series 2012B
8.00%, 7/01/38	2,200	2,231,900
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	202,974
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	660	728,864
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Proj Segment#3)
6.75%, 6/30/43	3,600	3,831,984
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	218,214
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	3,485	3,479,773
Travis Cnty TX Hlth Fac (Longhorn Village)
7.125%, 1/01/46	1,000	993,050
Series 2012A
7.00%, 1/01/32	200	201,284
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	75	81,646

		20,895,666

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	106,491
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	111,039
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	108,746

	Principal Amount (000)	U.S. $ Value
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	$100	$108,155

		434,431

Vermont - 0.1%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	200	186,178

Virginia - 4.2%
Chesapeake Trnsp Sys Toll Road (Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	300	294,255
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,030	905,658
Fairfax Cnty VA EDA (Vinson Hall)
Series 2013A
5.00%, 12/01/47	1,955	1,721,573
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	6,055	3,994,726
Virginia College Bldg Auth
Virginia Lease 21st Century College Prog
5.00%, 2/01/28 (c)	550	624,965
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	2,600	2,381,262
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	3,580	3,559,558

		13,481,997

Washington - 4.1%
Washington St GO
5.00%, 7/01/24 (c)	1,000	1,145,190
Washington St HFC
7.375%, 1/01/44	3,215	3,205,033
Washington St HFC (Mirabella Proj)
6.75%, 10/01/47	2,650	2,386,140
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,009,825
Washington St Hlth Care Facs Auth (Multicare Hlth Sys)
Series 2012A
5.00%, 8/15/44	1,000	1,015,250

	Principal Amount (000)	U.S. $ Value
Washington St Hlth Care Facs Auth (Providence Health)
Series 2012A
5.00%, 10/01/42	$3,350	$3,392,042

		13,153,480

Wisconsin - 1.3%
Univ of Wisconsin Hosp & Clinic Auth
Series 2013A
5.00%, 4/01/38	4,155	4,226,217

Total Long-Term Municipal Bonds (cost $316,983,079)		305,125,521

Short-Term Municipal Notes - 2.2%
Mississippi - 2.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.04%, 12/01/30 (e)
(cost $7,000,000)	7,000	7,000,000

Total Municipal Obligations (cost $323,983,079)		312,125,521

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.8%
Swaptions - 0.8%
IRS Swaption, Barclays Bank PLC
Expiration: August 2014, Pay 2.9625%, Receive 3-month LIBOR (BBA) (f)	3,500	506,545
Expiration: September 2014, Pay 2.9725%, Receive 3-month LIBOR (BBA) (f)	3,500	513,678
IRS Swaption, Citibank NA
Expiration: July 2014, Pay 3.11%, Receive 3- month LIBOR (BBA) (f)	4,000	457,663
Expiration: May 2014, Pay 3.162%, Receive 3- month LIBOR (BBA) (f)	3,500	341,629
IRS Swaption, Deutsche Bank AG London
Expiration: February 2014, Pay 3.165%, Receive 3-month LIBOR (BBA) (f)	3,000	267,019
Expiration: August 2014, Pay 3.847%, Receive 3-month LIBOR (BBA) (f)	6,500	218,595
Expiration: August 2014, Pay 3.85%, Receive 3-month LIBOR (BBA) (f)	6,500	183,921

Total Options Purchased (premiums paid $2,239,362)		2,489,050

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07%(g) (cost $13,476,754)	13,476,754	$13,476,754

Total Investments - 102.8% (cost $339,699,195)(h)		328,091,325
Other assets less liabilities - (2.8)%		(8,976,366)

Net Assets - 100.0%		$319,114,959

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $12,562,554 or 3.9% of net assets.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Illiquid security.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,144,800 and gross unrealized depreciation of investments was $(16,752,670), resulting in net unrealized depreciation of $(11,607,870).

As of January 31, 2014, the Portfolio held 1.0% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	–	Assured Guaranty Corporation
AMBAC	–	Ambac Assurance Corporation
CDA	–	Community Development Authority
CFD	–	Community Facilities District
COP	–	Certificate of Participation
EDA	–	Economic Development Agency
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligation
HFA	–	Housing Finance Authority
HFC	–	Housing Finance Corporation
ID	–	Improvement District
IDA	–	Industrial Development Authority/Agency
IDB	–	Industrial Development Board
IDC	–	Industrial Development Corporation
IRS	–	Interest Rate Swaption
MFHR	–	Multi-Family Housing Revenue
SD	–	School District
TDF	–	Testing & Demonstration Facility
XLCA	–	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Shares

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$245,467,154		$59,658,367		$305,125,521
Short-Term Municipal Notes		– 0	–	7,000,000		– 0	–	7,000,000
Options Purchased - Puts		– 0	–	2,489,050		– 0	–	2,489,050
Short-Term Investments		13,476,754		– 0	–	– 0	–	13,476,754

Total Investments in Securities		13,476,754		254,956,204		59,658,367		328,091,325
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$13,476,754		$254,956,204		$59,658,367		$328,091,325

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Long-Term Municipal Bonds	Total
Balance as of 4/30/13	$30,589,637	$30,589,637
Accrued discounts/(premiums)	(9,447)	(9,447)
Realized gain (loss)	(152,661)	(152,661)
Change in unrealized appreciation/depreciation	(3,184,731)	(3,184,731)
Purchases	36,609,244	36,609,244
Sales	(4,082,739)	(4,082,739)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(110,936)	(110,936)

Balance as of 1/31/14	$59,658,367	$59,658,367+

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$(3,024,578)	$(3,024,578)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at			Range/
	1/31/14	Valuation Technique	Unobservable Input	Weighted Average
Long-Term Municipal Bonds	$56,453,334	Third Party Vendor	Evaluated Quotes	$54.97 - $113.08/ $94.42
	$3,205,033	Qualitative Assessment	Transaction Price	$99.69 / N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 99.1%
Industrial - 50.4%
Basic - 4.8%
Dow Chemical Co. (The)
2.50%, 2/15/16	$355	$365,448
Glencore Funding LLC
1.70%, 5/27/16 (a)	370	370,633
Monsanto Co.
0.438%, 11/07/16 (b)	130	130,107
PPG Industries, Inc.
6.65%, 3/15/18	330	388,311

		1,254,499

Capital Goods - 1.5%
Republic Services, Inc.
3.80%, 5/15/18	365	391,541

Communications - Media - 8.9%
CBS Corp.
1.95%, 7/01/17	365	368,849
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	510	524,132
NBCUniversal Enterprise, Inc.
0.776%, 4/15/16 (a) (b)	270	271,177
NBCUniversal Media LLC
3.65%, 4/30/15	610	633,185
Time Warner Cable, Inc.
5.85%, 5/01/17	480	527,190

		2,324,533

Communications - Telecommunications - 7.9%
AT&T, Inc.
1.40%, 12/01/17	540	534,416
British Telecommunications PLC
1.625%, 6/28/16	525	531,007
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	515	527,698
Verizon Communications, Inc.
2.00%, 11/01/16	465	475,121

		2,068,242

Consumer Cyclical - Automotive - 2.9%
Ford Motor Credit Co. LLC
3.00%, 6/12/17	355	369,028
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	385	385,160

		754,188

Consumer Cyclical - Entertainment - 2.0%
Time Warner, Inc.
3.15%, 7/15/15	495	512,182

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 3.6%
CVS Caremark Corp.
3.25%, 5/18/15	$415	$429,122
Walgreen Co.
1.00%, 3/13/15	525	527,254

		956,376

Consumer Non-Cyclical - 13.3%
AbbVie, Inc.
1.75%, 11/06/17	530	532,489
Allergan, Inc./United States
1.35%, 3/15/18	401	394,087
Altria Group, Inc.
4.125%, 9/11/15	495	522,009
Amgen, Inc.
2.125%, 5/15/17	380	389,652
Anheuser-Busch InBev Finance, Inc.
0.80%, 1/15/16	385	386,340
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	350	370,642
Kroger Co. (The)
3.90%, 10/01/15	350	367,511
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15	515	530,853

		3,493,583

Energy - 3.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	345	384,824
Marathon Petroleum Corp.
3.50%, 3/01/16	499	524,734

		909,558

Technology - 2.0%
Xerox Corp.
2.95%, 3/15/17	510	526,875

		13,191,577

Financial Institutions - 43.2%
Banking - 29.6%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	290	308,299
ABN AMRO Bank NV
1.375%, 1/22/16 (a)	350	352,833
Bank of America Corp.
1.25%, 1/11/16	530	533,448
Barclays Bank PLC
3.90%, 4/07/15	280	290,743
BB&T Corp.
2.05%, 6/19/18	400	401,033
Capital One Bank USA NA
1.15%, 11/21/16	390	389,810
Citigroup, Inc.
1.30%, 4/01/16	525	527,120

	Principal Amount (000)	U.S. $ Value
Fifth Third Bancorp
3.625%, 1/25/16	$345	$362,575
Goldman Sachs Group, Inc. (The)
1.60%, 11/23/15	525	530,983
Huntington National Bank (The)
1.30%, 11/20/16	390	392,163
ING Bank NV
1.375%, 3/07/16 (a)	485	486,601
KeyBank NA / Cleveland OH
1.10%, 11/25/16	390	390,421
Lloyds Bank PLC
4.875%, 1/21/16	360	387,144
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	556,430
Morgan Stanley
1.75%, 2/25/16	520	527,598
Royal Bank of Canada
0.567%, 1/23/17 (b)	245	245,001
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	449	459,237
SunTrust Banks, Inc.
3.60%, 4/15/16	435	458,902
US Bancorp / MN
0.728%, 11/15/18 (b)	130	130,796

		7,731,137

Insurance - 9.6%
American International Group, Inc.
3.00%, 3/20/15	505	518,569
Cigna Corp.
2.75%, 11/15/16	370	386,035
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	530	549,483
New York Life Global Funding
0.80%, 2/12/16 (a)	525	524,606
Prudential Financial, Inc.
4.75%, 9/17/15	490	520,944

		2,499,637

REITS - 4.0%
HCP, Inc.
3.75%, 2/01/16	498	524,400
Health Care REIT, Inc.
3.625%, 3/15/16	507	534,078

		1,058,478

		11,289,252

Utility - 5.5%
Natural Gas - 5.5%
Enterprise Products Operating LLC
3.20%, 2/01/16	499	521,476
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	501	525,674
Williams Partners LP
3.80%, 2/15/15	375	386,331

Company	Shares	U.S. $ Value
		$1,433,481

Total Corporates - Investment Grades (cost $25,847,293)		25,914,310

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $195,973)	195,973	195,973

Total Investments - 99.8% (cost $26,043,266) (d)		26,110,283
Other assets less liabilities - 0.2%		51,295

Net Assets - 100.0%		$26,161,578

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $2,918,708 or 11.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,638 and gross unrealized depreciation of investments was $(16,621), resulting in net unrealized appreciation of $67,017.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Taxable Multi-Sector Income Shares

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$25,914,310		$	– 0	–	$25,914,310
Short-Term Investments		195,973		– 0	–		– 0	–	195,973

Total Investments in Securities		195,973		25,914,310			– 0	–	26,110,283
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$195,973		$25,914,310		$	– 0	–	$26,110,283

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset -Backed Securities			Total
Balance as of 4/30/13		$301,191			$301,191
Accrued discounts/(premiums)		(86)			(86)
Realized gain (loss)		(1,076)			(1,076)
Change in unrealized appreciation/depreciation		(29)			(29)
Purchases		– 0	–		– 0	–
Sales		(300,000)			(300,000)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/14	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$	– 0	–

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.6%
Long-Term Municipal Bonds - 95.6%
Alaska - 3.3%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	$125	$133,799
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	100	108,284

		242,083

California - 7.3%
California GO
5.00%, 11/01/26	215	244,644
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/25	180	207,191
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	90,505

		542,340

Colorado - 2.6%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	120	127,796
Series 2012B
5.00%, 11/15/25	55	61,230

		189,026

Connecticut - 2.4%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series 2013A
5.00%, 10/01/25	155	179,546

Florida - 11.0%
Broward Cnty FL Sch Brd COP
Series 2011A
5.25%, 7/01/22	135	154,455
Citizens Ppty Ins Corp. FL
NPFGC Series 2007A
5.00%, 3/01/16	145	157,897
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/17	75	86,159
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	159,533
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	105,991

	Principal Amount (000)	U.S. $ Value
Jacksonville FL Sales Tax
5.00%, 10/01/23	$50	$55,457
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/26	85	94,045

		813,537

Illinois - 1.5%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt CFC)
5.00%, 1/01/20	100	111,896

Indiana - 5.0%
Indiana Finance Auth (Indiana SRF)
5.00%, 2/01/27	280	312,452
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/26	55	59,583

		372,035

Maryland - 3.8%
Baltimore MD GO
Series 2013B
5.00%, 10/15/16	250	279,928

Massachusetts - 11.6%
Massachusetts Sch Bldg Auth
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	335	359,462
Massachusetts St Hea (Massachusetts Inst of Tech)
Series 2009O
5.00%, 7/01/16 (a)	310	344,500
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	155,034

		858,996

Michigan - 5.4%
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/21	110	130,566
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	50	59,597
Series 2012B
5.00%, 7/01/22	190	209,840

		400,003

Nevada - 0.9%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	65	66,680

	Principal Amount (000)	U.S. $ Value
New Jersey - 2.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011B
5.00%, 6/15/20	$135	$157,669

New York - 8.7%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.519%, 9/01/15 (b)	100	100,027
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	185	207,065
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	175	198,555
Series 20131
5.00%, 11/01/16	70	78,537
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2011C
5.00%, 3/15/25	50	56,394

		640,578

North Carolina - 2.8%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	205,690

Oklahoma - 4.2%
Oklahoma City OK GO
4.00%, 3/01/15	300	312,105

Oregon - 2.1%
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	155,180

Pennsylvania - 0.5%
Philadelphia PA Gas Works
Series 2011-20
5.00%, 7/01/14	35	35,652

Puerto Rico - 1.7%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	75	51,675
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.084%, 7/01/28 (b)	135	70,417

		122,092

Texas - 7.1%
Conroe TX ISD GO
5.00%, 2/15/24	180	207,756
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	114,359
Lake Travis TX ISD GO
5.00%, 2/15/22	120	143,141

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	$55	$62,646

		527,902

Virginia - 2.8%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	185	205,428

Washington - 8.8%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/25	165	189,677
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	101,713
Energy Northwest WA (Bonneville Power Admin)
Series 2006A
5.00%, 7/01/16	190	210,708
Tobacco Settlement Auth WA
5.00%, 6/01/16	135	147,037

		649,135

Total Municipal Obligations (cost $7,020,427)		7,067,501

CORPORATES - INVESTMENT GRADES - 4.0%
Financial Institutions - 2.8%
Banking - 2.4%
Bank of America Corp.
1.50%, 10/09/15	47	47,469
7.375%, 5/15/14	25	25,474
Capital One Financial Corp.
2.125%, 7/15/14	13	13,095
Citigroup, Inc.
4.70%, 5/29/15	50	52,494
Morgan Stanley
1.75%, 2/25/16	38	38,555

		177,087

Finance - 0.4%
General Electric Capital Corp.
2.15%, 1/09/15	27	27,466

Industrial - 1.2%
Communications - Telecommunications - 0.5%
Verizon Communications, Inc.
2.50%, 9/15/16	35	36,212

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	14	14,087

Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	15	14,966

	Principal Amount (000)	U.S. $ Value
Technology - 0.3%
Hewlett-Packard Co.
1.55%, 5/30/14	$27	$27,083

		92,348

Total Corporates - Investment Grades (cost $293,438)		296,901

Total Investments - 99.6% (cost $7,313,865) (c)		7,364,402
Other assets less liabilities - 0.4%		27,539

Net Assets - 100.0%		$7,391,941

INFLATION (CPI) SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$200	1/31/27	2.628%	CPI	#	$(4,748)
Citibank, NA	300	7/02/18	2.084%	CPI	#	(1,913)
Citibank, NA	300	8/26/20	2.298%	CPI	#	(2,215)
Citibank, NA	300	7/19/22	2.400%	CPI	#	(5,429)
Citibank, NA	100	12/07/22	2.748%	CPI	#	(4,771)
Citibank, NA	200	5/24/23	2.533%	CPI	#	(4,297)
Citibank, NA	200	10/29/23	2.524%	CPI	#	(2,015)
Citibank, NA	200	2/08/28	2.940%	CPI	#	(11,112)
Deutsche Bank AG London	700	6/30/14	1.998%	CPI	#	(10,766)
Deutsche Bank AG London	800	7/21/14	2.155%	CPI	#	(17,653)
Deutsche Bank AG London	300	6/20/21	2.655%	CPI	#	(15,925)
Deutsche Bank AG London	200	9/07/21	2.400%	CPI	#	(4,937)
JPMorgan Chase Bank, NA	600	8/17/22	2.523%	CPI	#	(15,784)
JPMorgan Chase Bank, NA	100	6/30/26	2.890%	CPI	#	(7,058)
JPMorgan Chase Bank, NA	200	7/21/26	2.935%	CPI	#	(15,631)
JPMorgan Chase Bank, NA	150	12/23/26	2.484%	CPI	#	(801)
JPMorgan Chase Bank, NA	150	2/20/28	2.899%	CPI	#	(7,476)

						$(132,531)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	BCIT3T	1,000,000	0.47%	$1,000	4/11/14	Barclays Bank PLC	$(44,963)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,890,304.
(b)	Variable rate coupon, rate shown as of January 31, 2014.
(c)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $167,536 and gross unrealized depreciation of investments was $(116,999), resulting in net unrealized appreciation of $50,537.

As of January 31, 2014, the Fund held 9.3% of net assets in insured bonds (of this amount 52.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BCIT3T	-	Barclays Capital US Inflation Linked Bonds 1 to 10 Year
CFC	-	Customer Facility Charge
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SRF	-	State Revolving Fund

AllianceBernstein Tax-Aware Real Return Income Shares

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$7,067,501	$	– 0	–	$7,067,501
Corporates - Investment Grades		– 0	–	296,901		– 0	–	296,901

Total Investments in Securities		– 0	–	7,364,402		– 0	–	7,364,402
Other Financial Instruments*:
Liabilities:
Inflation (CPI) Swaps		– 0	–	(132,531)		– 0	–	(132,531)
Total Return Swaps		– 0	–	(44,963)		– 0	–	(44,963)

Total+	$	– 0	–	$7,186,908	$	– 0	–	$7,186,908

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Total Return Swaps			Total
Balance as of 4/30/13		$(17,118)			$(17,118)
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(502,725)			(502,725)
Change in unrealized appreciation/depreciation		24,256			24,256
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		502,725			502,725
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(7,138)			(7,138)

Balance as of 1/31/14	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$	– 0	–

+ There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 17, 2014